Convertible Notes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended				5 Months Ended	12 Months Ended
	Jan. 31, 2019 CNY (¥) shares	Jan. 31, 2017 CNY (¥) shares	Jan. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2020	Aug. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)
Debt instrument interest rate						5.00%	5.00%			3.60%
Repayments of convertible debt						¥ 38,909	$ 5,963	¥ 87,024	¥ 8,168
Convertible Debt [Member]
Debt conversion, converted instrument, amount | ¥		¥ 110,485
Gain (loss) on debt conversion | ¥	¥ 0	¥ 0
Convertible Debt [Member] | Series A Plus Convertible Notes [Member]
Debt instrument face amount				$ 100								$ 7,900
Debt instrument interest rate				15.00%
Debt instrument, convertible, conversion price percentage				95.00%
Debt instrument, redemption, description				The redemption date will be automatically extended by six months if the Group does not complete its Series B Financing by the first anniversary of the issuance date.
Repayments of convertible debt			$ 2,502
Convertible Debt [Member] | Series A Plus Supplementary convertible Note [Member]
Debt instrument face amount											$ 8,000
Debt instrument interest rate											20.00%
Convertible Debt [Member] | Series B convertible Note [Member]
Debt instrument face amount					$ 17,000
Debt instrument interest rate					9.00%
Debt instrument, convertible, conversion price percentage					95.00%
Debt instrument, redemption, description					The redemption date will be automatically extended by six months if the Group does not complete its Series C Financing by the second anniversary of the issuance date.
Debt conversion, converted instrument, amount | ¥	¥ 127,982
Series B Convertible Preferred Stock [Member]
Debt converted instrument, shares issued | shares		4,063,310	4,063,310
Series C Convertible Preferred Stock [Member]
Debt converted instrument, shares issued | shares	2,033,485